12. Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule of Allowance for Doubtful Accounts
	Year Ended December 31,
	2012	2011
Beginning balance	$20	$38
Additions / (Adjustments)	(8)	(18)
Balance	$12	$20

Schedule of Inventory Reserves
	Year Ended December 31,
	2012	2011
Beginning balance	$64	$—
Additions / (Adjustments)	(12)	64
Balance	$52	$64